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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

                  Investment Company Act file number 811-05141

                               Pacific Select Fund
               (Exact name of registrant as specified in charter)

                            700 Newport Center Drive
                             Newport Beach, CA 92660
               (Address of principal executive offices) (Zip code)

                                 Robin S. Yonis
            Vice President and General Counsel of Pacific Select Fund
                     700 Newport Center Drive, P.O. Box 9000
                             Newport Beach, CA 92660
                     (Name and address of agent for service)

                                   Copies to:
                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                           Washington D.C. 20006-2401

        Registrant's telephone number, including area code: 949-219-6767

                       Date of fiscal year end: December 31

             Date of reporting period: July 1, 2007 - June 30, 2008
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05141
Reporting Period: 07/01/2007 - 06/30/2008
Pacific Select Fund




The Diversified Research Portfolio voting record is amended to add the following ballot items:


======================== DIVERSIFIED RESEARCH PORTFOLIO ========================

BEST BUY CO., INC.

Ticker:       BBY            Security ID:  086516101
Meeting Date: JUN 25, 2008   Meeting Type: Annual
Record Date:  APR 28, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Director Bradbury H. Anderson    For       Did Not Vote Management
1.2   Elect  Director Kathy J. Higgins Victor For       Did Not Vote Management
1.3   Elect  Director Allen U. Lenzmeier      For       Did Not Vote Management
1.4   Elect  Director Rogelio M. Rebolledo    For       Did Not Vote Management
1.5   Elect  Director Frank D. Trestman       For       Did Not Vote Management
1.6   Elect  Director George L. Mikan, III    For       Did Not Vote Management
2     Ratify Auditors                         For       Did Not Vote Management
3     Approve Qualified Employee Stock        For       Did Not Vote Management
      Purchase Plan
4     Amend By-laws for Majority Voting       For       Did Not Vote Management
      Standard


--------------------------------------------------------------------------------

LAS VEGAS SANDS CORP

Ticker:       LVS            Security ID:  517834107
Meeting Date: JUN 5, 2008    Meeting Type: Annual
Record Date:  APR 21, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Charles D. Forman        For       Did Not Vote Management
1.2   Elect Director George P. Koo            For       Did Not Vote Management
1.3   Elect Director Irwin A. Siegel          For       Did Not Vote Management
2     Ratify Auditors                         For       Did Not Vote Management
3     Amend Omnibus Stock Plan                For       Did Not Vote Management
4     Amend Executive Incentive Bonus Plan    For       Did Not Vote Management


--------------------------------------------------------------------------------

PHILLIPS-VAN HEUSEN CORP.

Ticker:       PVH            Security ID:  718592108
Meeting Date: JUN 19, 2008   Meeting Type: Annual
Record Date:  APR 24, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mary Baglivo             For       Did Not Vote Management
1.2   Elect Director Emanuel Chirico          For       Did Not Vote Management
1.3   Elect Director Edward H. Cohen          For       Did Not Vote Management
1.4   Elect Director Joseph B. Fuller         For       Did Not Vote Management
1.5   Elect Director Margaret L. Jenkins      For       Did Not Vote Management
1.6   Elect Director Bruce Maggin             For       Did Not Vote Management
1.7   Elect Director V. James Marino          For       Did Not Vote Management
1.8   Elect Director Henry Nasella            For       Did Not Vote Management
1.9   Elect Director Rita M. Rodriguez        For       Did Not Vote Management
1.10  Elect Director Craig Rydin              For       Did Not Vote Management
2     Ratify Auditors                         For       Did Not Vote Management


--------------------------------------------------------------------------------

TEVA PHARMACEUTICAL INDUSTRIES LTD.

Ticker:       TEVA           Security ID:  881624209
Meeting Date: JUN 29, 2008   Meeting Type: Annual
Record Date:  MAY 22, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       Did Not Vote Management
      Statutory Reports
2     Approve Final Dividend of NIS 1.60 Per  For       Did Not Vote Management
      Share
3     Elect Eli Hurvitz as Director           For       Did Not Vote Management
4     Elect Ruth Cheshin as Director          For       Did Not Vote Management
5     Elect Harold Snyder as Director         For       Did Not Vote Management
6     Elect Joseph (Yosi) Nitzani as Director For       Did Not Vote Management
7     Elect Ory Slonim as Director            For       Did Not Vote Management
8     Appoint Leora (Rubin) Meridor as        For       Did Not Vote Management
      External Director
9     Approve Director/Officer Liability and  For       Did Not Vote Management
      Indemnification Insurance
10    Approve Remuneration of Directors       For       Did Not Vote Management
11    Approve Employee Stock Purchase Plan    For       Did Not Vote Management
12    Approve Kesselman & Kesselman as        For       Did Not Vote Management
      Auditors and Authorize Board to Fix
      Their Remuneration


--------------------------------------------------------------------------------

WEATHERFORD INTERNATIONAL LTD

Ticker:       WFT            Security ID:  G95089101
Meeting Date: JUN 2, 2008    Meeting Type: Annual
Record Date:  APR 9, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     ELECTION AS DIRECTOR: NICHOLAS F. BRADY For       Did Not Vote Management
2     ELECTION AS DIRECTOR: WILLIAM E.        For       Did Not Vote Management
      MACAULAY
3     ELECTION AS DIRECTOR: DAVID J. BUTTERS  For       Did Not Vote Management
4     ELECTION AS DIRECTOR: ROBERT B. MILLARD For       Did Not Vote Management
5     ELECTION AS DIRECTOR: BERNARD J.        For       Did Not Vote Management
      DUROC-DANNER
6     ELECTION AS DIRECTOR: ROBERT K. MOSES,  For       Did Not Vote Management
      JR.
7     ELECTION OF DIRECTOR: ROBERT A. RAYNE   For       Did Not Vote Management
8     Ratify Auditors                         For       Did Not Vote Management


========== END NPX REPORT
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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pacific Select Fund

By (Signature and Title)
                             ------------------------
                             Mary Ann Brown*
                             Title: President, Pacific Select Fund

*By: /s/ Robin S. Yonis
     -------------------------
     Robin S. Yonis
     as attorney-in-fact pursuant
     to power of attorney previously
     filed.

Date: August 3, 2009